Loans and Allowance for Credit Losses (Principal Amounts Related to Assets and Liabilities of the Special Purpose Entity) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
Total beneficial interest, principal amounts of commercial loans in trusts related to special purpose entity	¥ 25,638	¥ 47,605
Senior beneficial interests retained by the MUFG Group	22,854	40,791
Subordinated beneficial interest sold to investors	2,784	6,814
Total beneficial interests	¥ 25,638	¥ 47,605